NOTE 22. Condensed Statement of Cash flows (Details) (AUTOCHINA INTERNATIONAL LIMITED, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
AUTOCHINA INTERNATIONAL LIMITED
Net cash and cash equivalents (used in) provided by operating activities	$ (4,811)	$ (643)	$ 83,799
Net cash and cash equivalents provided by investing activities	4,833	644	7,543
Net cash and cash equivalents used in financing activities	0	0	(91,327)
Cash and cash equivalents, beginning of the year	96	95	80
Cash and cash equivalents, end of the year	$ 118	$ 96	$ 95